OPERATING LEASE (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
OPERATING LEASE
Lease term	3 years
Non-cash portion of consideration offset against lease payments	$ 209,089	¥ 1,502,828
Lease liabilities	0			$ 0
Operating right-of-use assets, net	$ 163,246			$ 194,207
Weighted average remaining lease term (years)	2 years 2 months 12 days			2 years 2 months 12 days
Operating lease expenses	$ 42,612			$ 0
Short-term leases	$ 6,113		$ 0